UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Adam W. Smith

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6115

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

Marketfield Fund

Semi-Annual Report

June 30, 2016

Investment Adviser

Marketfield Asset Management LLC

60 East 42nd Street

36th Floor

New York, New York 10165

www.marketfield.com

Chairman’s Report

The first six months of 2016 can most usefully be split between the first month and a half, when equity and credit markets were substantially dislocated, and the rest of the period during which a powerful recovery has taken place. Although we were initially uncertain as to whether a meaningful low had been put into place in mid-February, we have come to see this as an important turning point in this investment cycle, which looks to have defined not only the start of a meaningful rally in broad equity indexes but also an important change in the relative performance of a number of sectors and countries.

Thus while we started 2016 with a highly defensive portfolio that sought to protect capital from deteriorating credit markets, we finished this six month period ended June 30, 2016 with a significantly higher net exposure and more pro-cyclical blend of securities.

On the long side of our portfolio we added new positions in emerging markets, including South Korea, Mexico, Taiwan, Brazil and overall index exposure. We also added a number of positions in commodity-related equities and some U.S. industrial companies. We reduced exposure in both Europe and Japan. On the short side of our portfolio we reduced positions in U.S. and Canadian financial names, but continue to hold short positions in a number of U.S. sectors that have benefited from their close relationship to the bond market.

It is fair to say that we made this shift a little later than would have been optimal, and therefore missed the initial powerful recovery from the February low. However, if this proves to be a multi-quarter shift in relative performance the opportunity cost of waiting for confirmation will prove less important.

Unfortunately the timing of the Brexit vote and the immediate violent reaction to the decision meant that the benefit of the portfolio shift was not felt in the second quarter. However, if July’s market action is any guide to the future, this simply delayed the change in trend by a matter of a few quarters and we actually used the brief disturbance as an opportunity to add to net exposure.

For much of the last two years we have viewed markets as offering few opportunities to generate positive returns without simply following flows into crowded trades. The current environment looks to be a much more attractive opportunity to generate positive returns in areas of markets that remain under-appreciated, particularly in commodity-related and emerging market equities.

At a time when central banks and those who interpret their actions are starting to doubt the ability of monetary policy to reverse deflationary trends we believe there is growing evidence that assets that are typically associated with reflation bottomed in early 2016. We have therefore tilted our portfolio towards these areas of markets and hope to reap the benefits of this decision in the months ahead.

July 28, 2016

Michael Shaoul

Chairman, CEO & Portfolio Manager

For the past three years we have witnessed a global scavenger hunt for current yield. Central banks, with their nearly insatiable appetite for high grade bonds and suppressed deposit rates, have left institutional and retail investors to roam farther and farther afield in their search for income.

The yield seeking dynamic has extended to the point of mania, as trillions of dollars of bonds trade with yields to maturity below zero. Paying borrowers to borrow is reminiscent of practices a decade ago, where mortgage lenders were willing to lend substantially more than the actual purchase price of a property, thus allowing leveraged buyers at all credit strata to walk away from closings with checks. This virtually assured an eventual loss for the lender, but for two or three years, no one seemed to care about the arithmetic.

Guaranteed losses for lenders, decades into a bull market for the favorite asset class (in this case, the full faith and credit of developed world governments) historically mark secular peaks in credulousness among creditors and the price appreciation underlying their blind faith.

The decision by the British electorate to break away from Brussels’ governance may mark a turning point in the process. It appears to have solidified official anxieties at all levels and provided additional rationale for both monetary and fiscal expansion. In that vein, one of the first potential responses bandied about by the U.K. government was a dramatic cut in the corporate tax rate.

In the immediate aftermath of Britain’s vote to leave the European Union, markets took the flight toward perceived “safety” and away from apparent risk to extremes that were reminiscent of 2009. Like March 2009, the market moves of late June 2016 did not follow through. The classic perceived “safe havens” — U.S. bonds, the Japanese Yen, German Bunds — have retraced most or all of their surges. The peaks occurred in early July, consistent with a tendency for important market trends to reverse right after the end of the second quarter (oil peaked at $147 on July 12, 2008, housing stocks during the third week of July 2005, gold made its secular lows in July and August of 1999) as many institutions close their fiscal years on June 30 and make major allocations at the beginning of July, generally toward assets that have worked for a long while and away from those that have not.

The early July surge in bond prices has been the most notable reflection of these seasonally intense flows, and feels like the obverse of the final collapse in bonds in 1981, at the tail end of a 35 year bear market. The widespread anxiety of that time focused on inflation (and the threat of hyperinflation, which was forecast by several large sell side firms) rather than deflation. The ten year forecasts for inflation and long-term bond yields that guided investment policy at most institutions never envisioned either dropping below double digits.

The fight against inflation in the U.S. reached maximum intensity and ultimate success during the late 1970s and early 1980s. The battle was won long after the investment community had become resigned to the idea that turning back the long-term tide of inflation was impossible.

It took Paul Volcker four years and several unexpectedly severe moves to tighten policy before the natural pressures of high real rates made borrowing to buy inflating assets a losing business in nearly every circumstance. The fundamental non-monetary turning point in the cycle occurred following the election of President Reagan, who almost immediately deregulated the price of oil, the rise of which had been a foundational element in the inflationary process. The move was met with derision by many of his political opponents and a good many market watchers, all of whom assumed that it would simply assure years and years of higher energy prices and runaway inflation. Instead, oil peaked shortly thereafter and did not see its highs for more than a decade. The overall inflation rate fell below double digits (on an annualized basis) in 1981, and has not been near that level since.

The foundations for a long period of rising consumer prices are currently in place. Chief among them is the steadily rising cost of labor, particularly in the lower to middle echelon of services and in most skilled and semi-skilled trades. Worker shortages are beginning to become more common, driven by a combination of demographics, disappearing immigration, expansions of social benefits for those not working and changing preferences among recent entrants to the labor force.

Compounding the developing scarcity of eligible workers is a new regulatory framework that continues to raise minimum wages, benefits, overtime costs and the likelihood of employment litigation and compulsory unionization in small consumer service businesses.

The shortage of workers in a variety of enterprise is not confined to the domestic economy. Tightening labor markets and accelerating wage growth are evident in Japan, Germany, Great Britain, China and Korea. Taken as a group, these economies provide a large portion of globally traded manufactured goods. They are also enjoying real interest rates well into negative territory, providing borrowers with positive carry for almost every tangible asset that produces cash flow.

The first stage of monetary inflation is generally marked by asset price rises, which eventually come to dominate the attention of central bankers. At present, it seems clear that bond prices, credit spreads, foreign exchange and equity market volatility and commodity prices have become principal influences on monetary policy.

We would argue that it was the extraordinary decline in commodity prices between 2014 and early 2016 that focused central bankers’ attentions on fighting deflation and pushed back any real normalization of policy even in the face of rapidly improving labor markets and the initial stages of input cost inflation.

The annualized decline in producer prices seen in the aftermath of the commodity and energy price collapse was, with the sole exception of 2009, the largest in 65 years. It had the effect of further expanding margins for most consumer product companies and pushing the ratio of input costs to final selling prices (Producer Price Index (PPI) to Consumer Price Index (CPI)) to historic extremes.

Official responses to the British vote have verged on panic, with widespread expectations of recession and further deflation. Markets seem to believe otherwise. During the past month, in the face of the post-secession hysteria, cyclical sectors have been the best performers in nearly all equity markets, and markets which, taken in their entirety, e.g. Brazil, Russia, Malaysia, have been among the strongest overall performers.

We will be alert during the next several months for signs that businesses are beginning to pass through higher labor and input costs, confirming the hints that are beginning to emerge in capital markets. We are aware that we have anticipated several false dawns over the past years, but our portfolio is beginning to behave as though there is something more robust at work.

July 22, 2016

Michael C. Aronstein

President, CIO & Portfolio Manager

The foregoing represents the opinions of the Chairman, CEO & Portfolio Manager and of the President, CIO & Portfolio Manager, respectively, and are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Before considering an investment in the Fund, you should understand that you could lose money.

The Fund regularly makes short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund may also use options and futures contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates, and currency exchange rates. However, a mutual fund investor’s risk is limited to the amount invested in a fund. Investments in absolute return strategies are not intended to outperform stocks and bonds during strong market rallies. Investing in exchange-traded funds are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.

Foreign securities are subject to interest rate, currency exchange rate, economic, and political risks. These risks may be greater for emerging markets. Investing in smaller companies involves special risks, including higher volatility and lower liquidity. Investing in mid-cap stocks may carry more risk than investing in stocks of larger, more well-established companies. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments. Investing in the Fund involves the risk that the macroeconomic trends identified by portfolio management will not come to fruition and their advantageous duration may not last as long as portfolio management forecasts. The Fund may invest in derivatives, which may increase the volatility of the Fund’s NAV and may result in a loss to the Fund.

Yield to maturity (YTM) is the total return anticipated on a bond if the bond is held until the end of its lifetime.

Cash Flow: The net amount of cash and cash-equivalents moving into and out of a business. Positive cash flow indicates that a company’s liquid assets are increasing

A credit spread is the difference in yield between a U.S. Treasury bond and a debt security with the same maturity but of lesser quality.

The Producer Price Index (PPI) is a weighted index of prices measured at the wholesale, or producer level.

The consumer price index (CPI) is a measure that examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

The Marketfield Fund (the “Fund”) is managed by Marketfield Asset Management LLC (the “Adviser”) and distributed by Quasar Distributors, LLC.

MARKETFIELD FUND

Expense Example

(Unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

This example illustrates your Fund’s ongoing costs in two ways:

Actual	Expenses

The second, third and fourth data columns of the following table provide information about actual account values and actual expenses. If you purchase Class A or Investor Class shares of the Fund you will pay an initial sales charge of up to 5.50% when you invest. A contingent deferred sales charge (“CDSC”) may imposed on certain redemptions of Class A and Investor Class shares made within one year of the date of purchase. Class C shares are subject to a CDSC of 1.00% for purchases of $1,000,000 or more that are redeemed within twelve months of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The fifth, sixth and seventh data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the fifth and sixth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MARKETFIELD FUND

Expense Example (continued)

(Unaudited)

	(1)	(2)	(3)	(4)	(5)	(6)	(7)

Share Class	Beginning Account Value 1/1/2016	Ending Account Value (Based on Actual Returns and Expenses) 6/30/2016	Expenses Paid During Period*	Excluding Dividends on Short Positions and Interest Expense*	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 6/30/2016	Expenses Paid During Period*	Excluding Dividends on Short Positions and Interest Expense*
Class A Shares	$1,000.00	$932.40	$13.98	$8.84	$1,010.39	$14.55	$9.22
Investor Class Shares	$1,000.00	$932.40	$14.85	$9.71	$1,009.50	$15.44	$10.12
Class C Shares	$1,000.00	$929.30	$17.60	$12.52	$1,006.61	$18.31	$13.06
Class I Shares	$1,000.00	$934.20	$12.74	$7.45	$1,011.69	$13.25	$7.77
Class R2 Shares	$1,000.00	$932.10	$14.65	$9.61	$1,009.70	$15.24	$10.02
Class R6 Shares	$1,000.00	$934.40	$12.70	$6.97	$1,011.74	$13.20	$7.27
Class P Shares	$1,000.00	$933.60	$13.61	$7.88	$1,010.79	$14.15	$8.22
*	Expenses are equal to the Fund’s annualized expense ratio of each class (2.91% for Class A, 3.09% for Investor Class, 3.67% for Class C, 2.61% for Class I, 3.05% for Class R2, 2.64% for Class R6 and 2.83% for Class P) multiplied by the average account value over the period, divided by 366 and multiplied by 182 (to reflect the six-month period). Excluding dividend on short positions, interest and broker expense, the Fund’s annualized expense ratio would be 1.84% for Class A, 2.02% for Investor Class, 2.61% for Class C, 1.55% for Class I, 2.00% for Class R2, 1.45% for Class R6 and 1.64% for Class P.

MARKETFIELD FUND

Investment Highlights

(Unaudited)

The investment objective of the Fund is capital appreciation. The Fund seeks to achieve its investment objective by allocating the Fund’s assets among investments in equity securities, other fixed-income securities, and other investment companies, including exchange-traded funds (“ETFs”), in proportions consistent with the Adviser’s evaluation of their expected risks and returns. In making these allocations, the Adviser considers various factors, including macroeconomic conditions, corporate earnings at a macroeconomic level, anticipated inflation and interest rates, consumer risk and the Adviser’s perception of the outlook of the capital markets as a whole. The Adviser may allocate the Fund’s assets between equity securities and fixed-income securities at its discretion, without limitation. The Fund’s allocation of portfolio assets as of June 30, 2016 is shown below.

**	Valued at the net unrealized appreciation (depreciation).

MARKETFIELD FUND

Investment Highlights (continued)

(Unaudited)

Average Annual Total Returns as of June 30, 2016

Class	Sales Charge		6 Months	1 Year	5 Years	Since Inception (7/31/2007)
Class A(1)	Maximim 5.5% Initial Sales Charge	With sales charge	-11.88%	-17.67%	-1.01%	2.95%
		Excluding sales charge	-6.76%	-12.89%	0.12%	3.60%
Investor Class(1)	Maximim 5.5% Initial Sales Charge	With sales charge	-11.88%	-17.62%	-1.01%	2.95%
		Excluding sales charge	-6.76%	-12.83%	0.12%	3.60%
Class C(1)	Maximim 1% CDSC if Redeemed	With sales charge	-8.00%	-14.35%	-0.63%	2.83%
	within One Year of Purchase	Excluding sales charge	-7.07%	-13.48%	-0.63%	2.83%
Class I(2)	No Sales Charge		-6.58%	-12.63%	0.36%	3.85%
Class R2(1)	No Sales Charge		-6.79%	-12.94%	0.01%	3.49%
Class R6(3)	No Sales Charge		-6.56%	-12.47%	0.44%	3.90%
Class P(4)	No Sales Charge		-6.64%	-12.63%	0.36%	3.85%
S&P 500 Index			3.84%	3.99%	12.10%	6.49%
HFRI Macro Discretionary Thematic Index*			-0.66%	-1.96%	-0.33%	0.18%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 311-MKTD (6583).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and certain broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Total Return Index is a broad-based measurement of changes in stock market conditions based on a capitalization-weighted average of 500 leading companies representing all major industries in the U.S. economy. It is not possible to invest directly in an index.

HFRI Macro Discretionary Thematic Index is a broad-based hedge fund index consisting of discretionary thematic strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables.

*	The HFRI Macro Discretionary Thematic Index commenced operations on December 31, 2007.
(1)

Performance figures for Class A, Investor Class, Class C, and Class R2 shares, first offered on October 5, 2012, include the historical performance of Class I shares through October 4, 2012 and are adjusted to reflect differences in fees and expenses. Performance data for the classes varies based on differences in their fee and expense structures. Marketfield Fund commenced operations on July 31, 2007. Unadjusted, the performance for the newer classes would likely have been different.

(2)

Performance figures for Class I shares prior to April 8, 2016, reflect the historical performance of the then-existing shares of the MainStay Marketfield Fund, a series of MainStay Funds Trust (the predecessor to the Fund, which was subject to a different fee structure, and for which the Adviser served as the investment sub-adviser) for periods from October 5, 2012 to April 8, 2016. The performance figures also reflect the historical performance of the then-existing shares of the predecessor fund to MainStay Marketfield Fund (which was subject to a different fee structure, and for which a predecessor entity to the Adviser served as the investment adviser) for periods prior to October 5, 2012.

MARKETFIELD FUND

Investment Highlights (continued)

(Unaudited)

(3)

Performance figures for Class R6 shares, first offered on June 17, 2013, include the historical performance of Class I shares through June 16, 2013. Performance for Class R6 would likely have been different because of differences in certain expenses attributable to each share class.

(4)

Performance figures for Class P shares, first offered on May 31, 2013, include the historical performance of Class I shares through May 30, 2013. Performance for Class P shares would likely have been different because of differences in certain expenses attributable to each share class.

*	The inception date of Class I shares.
**	The HFRI Macro Discretionary Thematic Index commenced operations on December 31, 2007.
(1)	The minimum investment for Class I Shares is $5,000,000 for individual investors.

The minimum investment for Class I Shares (for institutional investors) and Class R2 Shares is $0.

The minimim investment for Investor Shares and Class C Shares is $2,500.

Class A Shares has a minimum investment of $25,000. The minimum investment for Class R6 is $250,000.

MARKETFIELD FUND

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS — 64.84%

Aerospace & Defense — 6.12%
BAE Systems PLC(a)	1,740,793	$12,143,397
Honeywell International, Inc.(b)	112,122	13,042,031
Lockheed Martin Corp.(b)	55,762	13,838,455
Northrop Grumman Corp.(b)	66,463	14,773,396
Raytheon Co.(b)	135,197	18,380,032

		72,177,311

Auto Components — 0.30%
Continental AG(a)	18,768	3,526,160

Banks — 0.59%
Bank of Ireland(a)(c)	34,541,976	6,995,795

Building Products — 3.63%
Fortune Brands Home & Security, Inc.	257,800	14,944,666
Masco Corp.	459,460	14,215,692
TOTO Ltd.(a)	348,381	13,697,060

		42,857,418

Chemicals — 3.35%
Potash Corp. of Saskatchewan, Inc.(a)	676,200	10,981,488
Sociedad Quimica y Minera de Chile SA — ADR	586,147	14,489,554
The Sherwin-Williams Co.(b)	47,948	14,080,889

		39,551,931

Construction Materials — 0.80%
Taiheiyo Cement Corp.(a)	4,040,668	9,430,117

Diversified Financial Services — 1.71%
CME Group, Inc.(b)	207,011	20,162,871

Electrical Equipment — 2.20%
Nidec Corp.(a)	196,500	14,693,972
Rockwell Automation, Inc.	98,500	11,309,770

		26,003,742

Electronic Equipment, Instruments & Components — 1.66%
Keyence Corp.(a)	29,218	19,562,606

Energy Equipment & Services — 1.04%
Schlumberger Ltd.(a)	155,300	12,281,124

Food & Staples Retailing — 2.02%
Costco Wholesale Corp.(b)	151,990	23,868,510

Health Care Equipment & Supplies — 1.64%
Intuitive Surgical, Inc.(b)(c)	29,286	19,370,053

Hotels Restaurants & Leisure — 0.68%
Dalata Hotel Group PLC(a)(c)	1,987,914	8,052,254

Household Durables — 8.39%
DR Horton, Inc.(b)	913,888	28,769,194
Lennar Corp.(b)	386,418	17,813,870
PulteGroup, Inc.(b)	1,001,940	19,527,811
Sekisui House Ltd.(a)	843,377	14,533,379
Sony Corp. — ADR	450,344	13,217,596
Sony Corp.(a)	176,654	5,111,530

		98,973,380

The accompanying notes are an integral part of these schedule of investments.

MARKETFIELD FUND

Schedule of Investments (continued)

June 30, 2016 (Unaudited)

	Shares	Value
Industrial Conglomerates — 6.32%
3M Co.(b)	155,030	$27,148,854
General Electric Co.	587,200	18,485,056
Siemens AG(a)	284,056	28,941,495

		74,575,405

Internet Software & Services — 2.50%
Facebook, Inc.(b)(c)	137,963	15,766,412
Yahoo Japan Corp.(a)	3,139,924	13,743,724

		29,510,136

Leisure Products — 0.71%
Shimano, Inc.(a)	55,890	8,405,284

Machinery — 1.72%
Kubota Corp.(a)	1,532,338	20,292,182

Metals & Mining — 5.99%
AK Steel Holding Corp.(c)	2,737,000	12,754,420
BHP Billiton Ltd. — ADR	465,668	13,299,478
Silver Wheaton Corp.(a)	752,055	17,695,854
Southern Copper Corp.(b)	468,093	12,629,149
Steel Dynamics, Inc.(b)	584,128	14,311,136

		70,690,037

Oil, Gas & Consumable Fuels — 1.07%
Range Resources Corp.	293,300	12,652,962

Personal Products — 1.28%
Kao Corp.(a)	262,415	15,066,659

Real Estate Management & Development — 2.40%
Kennedy Wilson Europe Real Estate PLC(a)	533,617	6,826,763
Mitsubishi Estate Co. Ltd.(a)	544,144	9,869,575
The St. Joe Co.(b)(c)	653,969	11,588,331

		28,284,669

Road & Rail — 1.45%
Norfolk Southern Corp.(b)	201,800	17,179,234

Semiconductors & Semiconductor Equipment — 1.10%
Intel Corp.(b)	396,000	12,988,800

Software — 1.76%
Microsoft Corp.(b)	303,100	15,509,627
Splunk, Inc.(c)	96,860	5,247,875

		20,757,502

Specialty Retail — 4.41%
Industria de Diseno Textil SA(a)	593,830	19,710,859
Ross Stores, Inc.(b)	331,500	18,792,735
The TJX Cos, Inc.(b)	175,000	13,515,250

		52,018,844

TOTAL COMMON STOCKS (Cost $637,049,623)		765,234,986

EXCHANGE TRADED FUNDS — 18.15%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	170,200	4,043,952
iShares MSCI Brazil Capped ETF	278,900	8,403,257

The accompanying notes are an integral part of these schedule of investments.

MARKETFIELD FUND

Schedule of Investments (continued)

June 30, 2016 (Unaudited)

	Shares	Value
iShares MSCI Mexico Capped ETF(b)	926,435	$46,655,266
iShares MSCI South Korea Capped ETF(b)	919,400	47,873,158
iShares MSCI Taiwan ETF(b)	1,843,800	25,905,390
iShares U.S. Home Construction ETF(b)	1,050,584	29,048,648
SPDR S&P Homebuilders ETF(b)	543,832	18,240,125
SPDR S&P Regional Banking ETF(b)	887,700	34,043,295

TOTAL EXCHANGE TRADED FUNDS (Cost $206,036,508)		214,213,091

REAL ESTATE INVESTMENT TRUSTS — 4.11%
Green REIT PLC(a)	5,640,733	8,694,904
Hibernia REIT PLC(a)	6,189,502	9,204,231
Merlin Properties Socimi SA(a)	1,836,483	19,184,125
Weyerhaeuser Co.(b)	383,218	11,408,400

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $43,649,674)		48,491,660

	Contracts
PURCHASED OPTIONS — 0.51%
Call Options — 0.51%
iShares MSCI Emerging Markets ETF
Expiration: July 2016, Exercise Price $33.50	48,000	5,472,000
SPDR S&P500 ETF Trust
Expiration: July 2016, Exercise Price $215.00	10,000	170,000
Expiration: July 2016, Exercise Price $217.00	54,000	324,000

TOTAL PURCHASED OPTIONS (Cost $5,744,000)		5,966,000

	Shares
SHORT-TERM INVESTMENTS — 8.21%
Money Market Fund — 8.21%
Fidelity Institutional Money Market Funds — Government Portfolio — Class I, 0.249%(d)	96,925,495	96,925,495

TOTAL SHORT-TERM INVESTMENTS (Cost $96,925,495)		96,925,495

Total Investments (Cost $989,405,300) — 95.82%		1,130,831,232
Other Assets in Excess of Liabilities — 4.18%		49,317,997

TOTAL NET ASSETS — 100.00%		$1,180,149,229

(a)	Foreign issued security.
(b)	All or a portion of this security is pledged as collateral for forwards, futures, securities sold short, swap contracts and written options with an aggregate fair value of $427,662,160.
(c)	Non-income producing security.
(d)	Seven day yield as of June 30, 2016

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

MARKETFIELD FUND

Schedule of Securities Sold Short

June 30, 2016 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT
COMMON STOCK
Alexion Pharmaceuticals, Inc.	(58,374)	$(6,815,748)
Ameriprise Financial, Inc.	(39,100)	(3,513,135)
Apple, Inc.	(139,900)	(13,374,440)
Biogen, Inc.	(36,800)	(8,898,976)
BlackRock, Inc.	(25,513)	(8,738,968)
Capital One Financial Corp.	(105,300)	(6,687,603)
CBS Corp.	(67,700)	(3,685,588)
Celgene Corp.	(93,000)	(9,172,590)
Discover Financial Services	(79,000)	(4,233,610)
Eaton Vance Corp.	(128,991)	(4,558,542)
Gilead Sciences, Inc.	(106,900)	(8,917,598)
Invesco Ltd.(a)	(131,900)	(3,368,726)
JPMorgan Chase & Co.	(207,929)	(12,920,708)
Leucadia National Corp.	(221,200)	(3,833,396)
Macy’s, Inc.	(193,800)	(6,513,618)
MetLife, Inc.	(88,000)	(3,505,040)
Netflix, Inc.	(62,200)	(5,690,056)
Regeneron Pharmaceuticals, Inc.	(32,127)	(11,219,712)
State Street Corp.	(87,400)	(4,712,608)
T Rowe Price Group, Inc.	(41,117)	(3,000,308)
Twenty-First Century Fox, Inc. — Class A	(307,000)	(8,304,350)

TOTAL COMMON STOCK (Proceeds $157,373,133)		(141,665,320)

EXCHANGE TRADED FUNDS
Consumer Staples Select Sector SPDR Fund	(816,673)	(45,039,516)
Health Care Select Sector SPDR Fund	(570,600)	(40,923,432)
iShares U.S. Real Estate ETF	(205,056)	(16,876,109)
Utilities Select Sector SPDR Fund	(896,009)	(47,013,592)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $141,345,868)		(149,852,649)

MASTER LIMITED PARTNERSHIPS
The Blackstone Group LP	(352,124)	(8,641,123)
KKR & Co. LP	(269,200)	(3,321,928)

TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $17,468,431)		(11,963,051)

REAL ESTATE INVESTMENT TRUSTS
Apartment Investment & Management Co. — Class A	(142,728)	(6,302,869)
AvalonBay Communities, Inc.	(51,514)	(9,292,610)
Boston Properties, Inc.	(40,200)	(5,302,380)
Equity Residential	(135,978)	(9,366,165)
Essex Property Trust, Inc.	(22,100)	(5,040,789)
The Macerich Co.	(74,242)	(6,339,524)
SL Green Realty Corp.	(138,190)	(14,713,089)
Vornado Realty Trust	(53,900)	(5,396,468)

TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $58,023,930)		(61,753,894)

TOTAL SECURITIES SOLD SHORT (Proceeds $374,211,362)		$(365,234,914)

(a)	Foreign issued security.

The accompanying notes are an integral part of these schedule of investments.

MARKETFIELD FUND

Schedule of Open Futures Contracts

June 30, 2016 (Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
SGX FTSE China A50 Index Future	1,355	$12,513,425	Jul-16	$270,546

Total Futures Contracts Purchased		$12,513,425		$270,546

Schedule of Open Forward Currency Contracts

June 30, 2016 (Unaudited)

Purchase Contracts:

Counterparty of contract	Notional Amount	Forward Expiration Date	Currency to be Received	U.S. $ Value at June 30, 2016	Currency to be Delivered	U.S. $ Value on Origination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	35,637,162	8/15/2016	Euro	39,615,877	U.S. Dollar	39,981,332	(365,455)
Citibank N.A.	11,788,529,899	7/6/2016	Japanese Yen	114,177,941	U.S. Dollar	114,618,667	(440,726)

TOTAL PURCHASE CONTRACTS							$(806,181)

Sale Contracts:

Counterparty of contract	Notional Amount	Forward Expiration Date	Currency to be Received	U.S. $ Value at June 30, 2016	Currency to be Delivered	U.S. $ Value on Origination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	(66,253,399)	8/15/2016	U.S. Dollar	(73,650,267)	Euro	(75,956,209)	2,305,942
Citibank N.A.	(14,620,359,819)	7/6/2016	U.S. Dollar	(141,605,662)	Japanese Yen	(132,316,362)	(9,289,300)
Citibank N.A.	(11,788,529,899)	10/5/2016	U.S. Dollar	(114,565,263)	Japanese Yen	(114,978,639)	413,376

TOTAL SALES CONTRACTS							$(6,569,982)

Schedule of Total Return Swaps

June 30, 2016 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate	Termination Date	U.S. $ Notional Amount	Number of Units	U.S. $ Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Zhengzhou Yutong Bus Co., Ltd.	Pay	0.288%-0.560%	11/21/2016	$12,815,413	4,300,024	$(1,307,199)

Total net unrealized appreciation (depreciation) on total return swaps							$(1,307,199)

The accompanying notes are an integral part of these schedule of investments.

MARKETFIELD FUND

Schedule of Credit Default Swaps

June 30, 2016 (Unaudited)

Buy Protection

Counterparty	Reference Entity	Expiration Date	Interest Rate Received (Paid)	U.S. $ Notional Amount	U.S. $ Premium Paid/(Received)	U.S. $ Unrealized Appreciation (Depreciation)
Citibank N.A.	Republic of South Africa 5.50%, 03/09/2020	06/20/2019	(1.000)%	$236,925,956	$7,596,939	$(1,068,953)
Citibank N.A.	Republic of South Africa 5.50%, 03/09/2020	06/20/2019	(1.000)%	4,497,068	257,169	(133,262)

Total Buy Protection				$241,423,024	$7,854,108	$(1,202,215)

The accompanying notes are an integral part of these schedule of investments.

MARKETFIELD FUND

Statement of Assets & Liabilities

June 30, 2016 (Unaudited)
Assets
Investments in securities, at value (cost $989,405,300)	$1,130,831,232
Foreign Currency, at value (cost $32,254,021)	33,068,792
Receivables:
Investments sold	21,460,767
Fund shares sold	416,829
Swap contracts	192,432
Dividends and interest	8,672,138
Swap dividend and interest receivable	1,118,861
Premiums paid on open swap contracts	7,854,108
Unrealized appreciation on forward currency contracts	2,719,318
Variation margin on futures contracts	34,258
Deposits at brokers for derivative instruments(1)	393,755,266
Other assets	87,921

Total Assets	1,600,211,922

Liabilities
Securities sold short, at value (proceeds received $374,211,362)	365,234,914
Payables:
Investments purchased	31,351,618
Fund shares redeemed	7,414,259
To affiliates	405,045
To distributor	402,318
To adviser	1,326,431
Dividends and interest on short positions	998,262
Swap dividend and interest payable	15,443
Unrealized depreciation on open swap contracts	2,509,414
Unrealized depreciation on forward currency contracts	10,095,481
Accrued expenses and other liabilities	309,508

Total Liabilities	420,062,693

Net Assets	$1,180,149,229

Net Assets Consist of:
Paid-in capital	1,725,341,208
Accumulated net investment loss	(39,085,844)
Accumulated undistributed net realized loss	(647,371,244)
Net unrealized appreciation (depreciation) on:
Investments in securities	141,203,932
Futures contracts	270,546
Swap contracts	(2,509,414)
Forward currency contracts	(7,376,163)
Securities sold short	8,976,448
Foreign currency translation	477,760
Purchased options	222,000

Net Assets	$1,180,149,229

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statement of Assets & Liabilities (continued)

June 30, 2016 (Unaudited)
Class A
Net assets	$150,905,168
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	10,941,053
Net asset value, minimum offering, and redemption price per share	$13.79
Maximum offering price per share (net asset value per share divided by 0.945)(2)	$14.59

Investor Class
Net assets	$5,808,859
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	421,290
Net asset value, minimum offering, and redemption price per share	$13.79
Maximum offering price per share (net asset value per share divided by 0.945)(2)	$14.59

Class C
Net assets	$185,901,774
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	13,866,456
Net asset value, offering, and redemption price per share(3)	$13.41

Class I
Net assets	$822,059,734
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	59,093,285
Net asset value, offering, and redemption price per share	$13.91

Class R2
Net assets	$3,349,086
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	243,918
Net asset value, offering, and redemption price per share	$13.73

Class R6
Net assets	$2,863,231
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	204,969
Net asset value, offering, and redemption price per share	$13.97

Class P
Net assets	$9,261,377
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	665,641
Net asset value, offering, and redemption price per share	$13.91

(1)	Serves as collateral for securities sold short and derivative instruments including forwards, futures, swaps and options.
(2)	Reflects a maximum sales charge of 5.50%.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within twelve months of purchase.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income
Dividend income(1)	$10,069,001
Interest income	3,829

Total Investment Income	10,072,830

Expenses
Management fees	12,287,195
Dividend expense	8,411,224
Distribution/Service fees — Class C	1,215,668
Transfer agent fees and expenses	1,098,119
Interest expense	914,439
Distribution/Service fees — Class A	269,639
Administration and accounting fees	168,734
Custody fees	133,538
Reports to shareholders	83,116
Federal and state registration fees	67,373
Legal fees	48,679
Audit and tax fees	36,429
Trustees’ fees	19,758
Distribution/Service fees — Investor Class	11,652
Distribution/Service fees — Class R2	5,810
Chief Compliance Officer fees	3,735
Shareholder servicing fees — Class R2	2,324
Pricing fees	1,909
Other expenses	15,210

Total Expenses	24,794,551
Less waivers and reimbursement by Adviser (Note 4)	(246,656)

Net Expenses	24,547,895

Net Investment Loss	(14,475,065)

Realized And Unrealized Gain (Loss) on Investments And Foreign Currency
Net realized gain (loss) on:
Investments	(54,145,467)
Futures contracts	(12,719,848)
Swap contracts	(1,866,049)
Forward currency contracts	(12,413,944)
Securities sold short	36,532,565
Foreign currency translation	(294,824)
Purchased options	(12,289,736)
Written options	5,277,708

(51,919,595)

Net change in unrealized appreciation (depreciation) on:
Investments	(25,244,269)
Futures contracts	1,046,714
Swap contracts	(9,342,507)
Forward currency contracts	(1,219,344)
Securities sold short	(51,605,986)
Foreign currency translation	2,847,714
Purchased options	7,565,332
Written options	(1,100,000)

(77,052,346)

Net Realized And Unrealized Loss on Investments And Foreign Currency	(128,971,941)

Net Decrease In Net Assets From Operations	$(143,447,006)

(1)	Net of $565,906 in foreign withholding taxes and issuance fees.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From Operations
Net investment loss	$(14,475,065)	$(49,920,026)
Net realized gain (loss) on:
Investments	(54,145,467)	434,395,941
Futures contracts	(12,719,848)	(121,465,448)
Swap contracts	(1,866,049)	(5,017,445)
Forward contracts	(12,413,944)	9,288,624
Securities sold short	36,532,565	(76,368,644)
Foreign currency translation	(294,824)	(10,293,794)
Purchased options	(12,289,736)	(44,989,023)
Written options	5,277,708	9,036,271
Net change in unrealized appreciation (depreciation) on:
Investments	(25,244,269)	(618,634,692)
Futures contracts	1,046,714	55,139,097
Swap contracts	(9,342,507)	11,517,223
Forward contracts	(1,219,344)	(6,156,819)
Securities sold short	(51,605,986)	32,717,128
Foreign currency translation	2,847,714	115,193
Purchased options	7,565,332	(19,443,661)
Written options	(1,100,000)	1,100,000

Net increase (decrease) in net assets from operations	(143,447,006)	(398,980,075)

From Capital Share Transactions
Proceeds from shares sold — Class A	5,854,689	48,771,193
Payments for shares redeemed — Class A	(118,592,723)	(515,752,006)
Shares converted into Class A from Investor Class (Note 1)	120,640	630,749
Shares converted into Class A from Class R2 (Note 1)	2,021	—
Shares converted from Class A into Investor Class (Note 1)	(327,595)	(1,735,816)
Shares converted from Class A into Class I (Note 1)	(2,491,936)	—
Proceeds from shares sold — Investor Class	233,526	2,424,602
Payments for shares redeemed — Investor Class	(6,364,445)	(4,824,427)
Shares converted into Investor Class from Class A (Note 1)	327,595	1,735,816
Shares converted from Investor Class into Class A (Note 1)	(120,640)	(630,749)
Proceeds from shares sold — Class C	1,540,509	23,422,234
Payments for shares redeemed — Class C	(111,086,372)	(659,073,912)
Proceeds from shares sold — Class I	65,875,797	531,519,624
Payments for shares redeemed — Class I	(842,514,066)	(5,600,569,124)
Shares converted into Class I from Class A (Note 1)	2,491,936
Proceeds from shares sold — Class R2	147,243	728,719
Payments for shares redeemed — Class R2	(2,041,905)	(6,855,397)
Shares converted from Class R2 into Class A (Note 1)	(2,021)	—
Proceeds from shares sold — Class R6	2,422,038	1,297,627
Payments for shares redeemed — Class R6	(4,892,209)	(1,426,050)
Proceeds from shares sold — Class P	486,688	24,513,075
Payments for shares redeemed — Class P	(28,316,373)	(92,941,778)

Net decrease in net assets from capital share transactions	(1,037,247,603)	(6,248,765,620)

Total Increase (Decrease) in Net Assets	(1,180,694,609)	(6,647,745,695)

Net Assets:
Beginning of period	2,360,843,838	9,008,589,533

End of period	$1,180,149,229	$2,360,843,838

Accumulated Net Investment Income (Loss)	$(39,085,844)	$(24,610,780)

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND — CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		October 5, 2012* through December 31, 2012
Net Asset Value, Beginning of Period	$14.79		$16.16	$18.47	$15.84		$15.80 (1)

Income (loss) from investment operations:
Net investment loss(2)	(0.12)		(0.17)	(0.20)	(0.28)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.88)		(1.20)	(2.11)	2.91		0.15

Total from investment operations	(1.00)		(1.37)	(2.31)	2.63		0.11

Less distributions paid:
From net investment income	—		—	—	(0.00	)(3)	—
From net realized gain on investments	—		—	—	—		(0.07)

Total distributions paid	—		—	—	(0.00)		(0.07)

Net Asset Value, End of Period	$13.79		$14.79	$16.16	$18.47		$15.84

Total Return(4)(5)	(6.76)%		(8.48)%	(12.51)%	16.60	%(6)	0.72%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$150,905		$283,906	$793,299	$1,718,301		$137,056

Ratio of expenses to average net assets:(7)
Before waivers and reimbursements of expenses	2.91%		2.54%	2.65%	2.87%		4.07%
Excluding dividend and interest expense on short positions	1.84%		1.80%	1.78%	1.78%		1.80%
After waivers and reimbursements or recoupment of expenses	2.91	%(10)	2.54%	2.65%	2.87%		4.07%
Excluding dividend and interest expense on short positions	1.84	%(10)	1.80%	1.78%	1.78%		1.80%

Ratio of net investment loss to average net assets:(7)(8)
Before waivers and reimbursements of expenses	(1.75)%		(1.08)%	(1.15)%	(1.59)%		(1.13)%
After waivers and reimbursements or recoupment of expenses	(1.75)%		(1.08)%	(1.15)%	(1.59)%		(1.13)%

Portfolio turnover rate(5)(9)	58.84%		93.00%	98.00%	32.00%		66.00%

*	Inception date.
(1)	Based on the net asset value of Class I shares as of October 5, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Rounds to less than 0.5 cent per share.
(4)

Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Based on net asset value, which does not reflect the applicable sales charges.

(5)	Not annualized for periods less than one year.
(6)	Total investment return may reflect adjustments to conform to generally accepted accounting principals.
(7)	Annualized for periods less than one year.
(8)	The net investment loss ratios include dividend and interest expense on short positions.
(9)	Consists of long-term investments only; excludes securities sold short and derivative instruments.
(10)	Effective after the close of business on April 8, 2016 the Class A shares were subject to an expense limitation cap of 1.80%.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND — INVESTOR CLASS

Financial Highlights (continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		October 5, 2012* through December 31, 2012
Net Asset Value, Beginning of Period	$14.79		$16.16	$18.47	$15.84		$15.80 (1)

Income (loss) from investment operations:
Net investment loss(2)	(0.14)		(0.18)	(0.19)	(0.28)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.86)		(1.19)	(2.12)	2.91		0.15

Total from investment operations	(1.00)		(1.37)	(2.31)	2.63		0.11

Less distributions paid:
From net investment income	—		—	—	(0.00	)(3)	—
From net realized gain on investments	—		—	—	—		(0.07)

Total distributions paid	—		—	—	(0.00)		(0.07)

Net Asset Value, End of Period	$13.79		$14.79	$16.16	$18.47		$15.84

Total Return(4)(5)	(6.76)%		(8.48)%	(12.51)%	16.60	%(6)	0.72%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$5,809		$12,507	$14,975	$11,913		$619

Ratio of expenses to average net assets:(7)
Before waivers and reimbursements of expenses	3.09%		2.63%	2.61%	2.89%		4.03%
Excluding dividend and interest expense on short positions	2.02%		1.82%	1.78%	1.79%		1.74%
After waivers and reimbursements or recoupment of expenses	3.09	%(10)	2.63%	2.61%	2.89%		4.03%
Excluding dividend and interest expense on short positions	2.02	%(10)	1.82%	1.78%	1.79%		1.74%

Ratio of net investment loss to average net assets:(7)(8)
Before waivers and reimbursements of expenses	(1.94)%		(1.15)%	(1.10)%	(1.59)%		(1.06)%
After waivers and reimbursements or recoupment of expenses	(1.94)%		(1.15)%	(1.10)%	(1.59)%		(1.06)%

Portfolio turnover rate(5)(9)	58.84%		93.00%	98.00%	32.00%		66.00%

*	Inception date.
(1)	Based on the net asset value of Class I shares as of October 5, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Rounds to less than 0.5 cent per share.
(4)

Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Based on net asset value, which does not reflect the applicable sales charges.

(5)	Not annualized for periods less than one year.
(6)	Total investment return may reflect adjustments to conform to generally accepted accounting principals.
(7)	Annualized for periods less than one year.
(8)	The net investment loss ratios include dividend and interest expense on short positions.
(9)	Consists of long-term investments only; excludes securities sold short and derivative instruments.
(10)	Effective after the close of business on April 8, 2016 the Investor Class shares were subject to an expense limitation cap of 1.82%.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND — CLASS C

Financial Highlights (continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		October 5, 2012* through December 31, 2012
Net Asset Value, Beginning of Period	$14.43		$15.89	$18.30	$15.81		$15.80 (1)

Income (loss) from investment operations:
Net investment loss(2)	(0.17)		(0.28)	(0.33)	(0.41)		(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.85)		(1.18)	(2.08)	2.90		0.15

Total from investment operations	(1.02)		(1.46)	(2.41)	2.49		0.08

Less distributions paid:
From net investment income	—		—	—	(0.00	)(3)	—
From net realized gain on investments	—		—	—	—		(0.07)

Total distributions paid	—		—	—	(0.00)		(0.07)

Net Asset Value, End of Period	$13.41		$14.43	$15.89	$18.30		$15.81

Total Return(4)(5)	(7.07)%		(9.19)%	(13.17)%	15.75	%(6)	0.53%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$185,902		$315,894	$1,003,835	$1,582,396		$124,430

Ratio of expenses to average net assets:(7)
Before waivers and reimbursements of expenses	3.67%		3.29%	3.38%	3.62%		4.82%
Excluding dividend and interest expense on short positions	2.61%		2.57%	2.53%	2.53%		2.50%
After waivers and reimbursements or recoupment of expenses	3.67	%(10)	3.29%	3.38%	3.62%		4.82%
Excluding dividend and interest expense on short positions	2.61	%(10)	2.57%	2.53%	2.53%		2.50%

Ratio of net investment loss to average net assets:(7)(8)
Before waivers and reimbursements of expenses	(2.51)%		(1.84)%	(1.89)%	(2.35)%		(1.85)%
After waivers and reimbursements or recoupment of expenses	(2.51)%		(1.84)%	(1.89)%	(2.35)%		(1.85)%

Portfolio turnover rate(5)(9)	58.84%		93.00%	98.00%	32.00%		66.00%

*	Inception date.
(1)	Based on the net asset value of Class I shares as of October 5, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Rounds to less than 0.5 cent per share.
(4)

Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Based on net asset value, which does not reflect the applicable sales charges.

(5)	Not annualized for periods less than one year.
(6)	Total investment return may reflect adjustments to conform to generally accepted accounting principals.
(7)	Annualized for periods less than one year.
(8)	The net investment loss ratios include dividend and interest expense on short positions.
(9)	Consists of long-term investments only; excludes securities sold short and derivative instruments.
(10)	Effective after the close of business on April 8, 2016 the Class C shares were subject to an expense limitation cap of 2.57%.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND — CLASS I

Financial Highlights (continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net Asset Value, Beginning of Period	$14.89	$16.24	$18.51	$15.84		$14.02	$13.52

Income (loss) from investment operations:
Net investment loss(1)	(0.10)	(0.13)	(0.16)	(0.23)		(0.06)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.88)	(1.22)	(2.11)	2.90		1.95	0.61

Total from investment operations	(0.98)	(1.35)	(2.27)	2.67		1.89	0.50

Less distributions paid:
From net investment income	—	—	—	(0.00	)(2)	—	—
From net realized gain on investments	—	—	—	—		(0.07)	—

Total distributions paid	—	—	—	(0.00)		(0.07)	—

Paid-in capital from redemption fees (Note 2)	—	—	—	—		—	(0.00	)(2)

Net Asset Value, End of Period	$13.91	$14.89	$16.24	$18.51		$15.84	$14.02

Total Return(3)(4)	(6.58)%	(8.31)%	(12.26)%	16.86	%(5)	13.50%	3.70%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$822,060	$1,698,033	$7,062,935	$15,867,200		$4,144,927	$888,782

Ratio of expenses to average net assets:(6)
Before waivers and reimbursements of expenses	2.65%	2.26%	2.39%	2.60%		2.86%	2.42%
Excluding dividend and interest expense on short positions	1.59%	1.56%	1.53%	1.52%		1.53%	1.55%
After waivers and reimbursements or recoupment of expenses	2.61%	2.26%	2.39%	2.60%		2.86%	2.43%
Excluding dividend and interest expense on short positions	1.55%	1.56%	1.53%	1.52%		1.53%	1.56%

Ratio of net investment loss to average net assets:(6)(7)
Before waivers and reimbursements of expenses	(1.51)%	(0.82)%	(0.90)%	(1.33)%		(1.28)%	(1.06)%
After waivers and reimbursements or recoupment of expenses	(1.47)%	(0.82)%	(0.90)%	(1.33)%		(1.28)%	(1.07)%

Portfolio turnover rate(4)(8)	58.84%	93.00%	98.00%	32.00%		66.00%	138.00%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Rounds to less than 0.5 cent per share.
(3)

Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Based on net asset value, which does not reflect the applicable sales charges.

(4)	Not annualized for periods less than one year.
(5)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(6)	Annualized for periods less than one year.
(7)	The net investment loss ratios include dividend and interest expense on short positions.
(8)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND — CLASS R2

Financial Highlights (continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		October 5, 2012* through December 31, 2012
Net Asset Value, Beginning of Period	$14.73		$16.11	$18.44	$15.82		$15.80 (1)

Income (loss) from investment operations:
Net investment loss(2)	(0.13)		(0.19)	(0.22)	(0.32)		(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.87)		(1.19)	(2.11)	2.94		0.15

Total from investment operations	(1.00)		(1.38)	(2.33)	2.62		0.09

Less distributions paid:
From net investment income	—		—	—	(0.00	)(3)	—
From net realized gain on investments	—		—	—	—		(0.07)

Total distributions paid	—		—	—	(0.00)		(0.07)

Net Asset Value, End of Period	$13.73		$14.73	$16.11	$18.44		$15.82

Total Return(4)(5)	(6.79)%		(8.57)%	(12.64)%	16.56	%(6)	0.59%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$3,349		$5,609	$12,426	$17,234		$90

Ratio of expenses to average net assets:(7)
Before waivers and reimbursements of expenses	3.05%		2.66%	2.76%	2.99%		3.83%
Excluding dividend and interest expense on short positions	2.00%		1.91%	1.88%	1.89%		1.89%
After waivers and reimbursements or recoupment of expenses	3.05	%(10)	2.66%	2.76%	2.99%		3.83%
Excluding dividend and interest expense on short positions	2.00	%(10)	1.91%	1.88%	1.89%		1.89%

Ratio of net investment loss to average net assets:(7)(8)
Before waivers and reimbursements of expenses	(1.87)%		(1.19)%	(1.24)%	(1.80)%		(1.56)%
After waivers and reimbursements or recoupment of expenses	(1.87)%		(1.19)%	(1.24)%	(1.80)%		(1.56)%
Portfolio turnover rate(5)(9)	58.84%		93.00%	98.00%	32.00%		66.00%

*	Inception date.
(1)	Based on the net asset value of Class I shares as of October 5, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Rounds to less than 0.5 cent per share.
(4)

Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Based on net asset value, which does not reflect the applicable sales charges.

(5)	Not annualized for periods less than one year.
(6)	Total investment return may reflect adjustments to conform to generally accepted accounting principals.
(7)	Annualized for periods less than one year.
(8)	The net investment loss ratios include dividend and interest expense on short positions.
(9)	Consists of long-term investments only; excludes securities sold short and derivative instruments.
(10)	Effective after the close of business on April 8, 2016 the Class R2 shares were subject to an expense limitation cap of 1.91%.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND — CLASS R6

Financial Highlights (continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014	June 17, 2013* through December 31, 2013
Net Asset Value, Beginning of Period	$14.94		$16.27	$18.53	$17.08	(1)

Income (loss) from investment operations:
Net investment loss(2)	(0.11)		(0.12)	(0.13)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.86)		(1.21)	(2.13)	1.55

Total from investment operations	(0.97)		(1.33)	(2.26)	1.45

Less distributions paid:
From net investment income	—		—	—	(0.00	)(3)

Total distributions paid	—		—	—	(0.00)

Net Asset Value, End of Period	$13.97		$14.94	$16.27	$18.53

Total Return(4)(5)	(6.56)%		(8.17)%	(12.20)%	8.49	%(6)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$2,863		$5,749	$6,365	$1,957

Ratio of expenses to average net assets:(7)
Before waivers and reimbursements of expenses	2.67%		2.25%	2.34%	2.66%
Excluding dividend and interest expense on short positions	1.48%		1.43%	1.42%	1.44%
After waivers and reimbursements or recoupment of expenses	2.64	%(10)	2.55%	2.34%	2.66%
Excluding dividend and interest expense on short positions	1.45	%(10)	1.43%	1.42%	1.44%

Ratio of net investment loss to average net assets:(7)(8)
Before waivers and reimbursements of expenses	(1.53)%		(0.78)%	(0.75)%	(1.04)%
After waivers and reimbursements or recoupment of expenses	(1.50)%		(0.78)%	(0.75)%	(1.04)%

Portfolio turnover rate(5)(9)	58.84%		93.00%	98.00%	32.00%

*	Inception date.
(1)	Based on the net asset value of Class I shares as of June 17, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Rounds to less than 0.5 cent per share.
(4)

Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Based on net asset value, which does not reflect the applicable sales charges.

(5)	Not annualized for periods less than one year.
(6)	Total investment return may reflect adjustments to conform to generally accepted accounting principals.
(7)	Annualized for periods less than one year.
(8)	The net investment loss ratios include dividend and interest expense on short positions.
(9)	Consists of long-term investments only; excludes securities sold short and derivative instruments.
(10)	Effective after the close of business on April 8, 2016 the Class R6 shares were subject to an expense limitation cap of 1.43%.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND — CLASS P

Financial Highlights (continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014	May 31, 2013* through December 31, 2013
Net Asset Value, Beginning of Period	$14.90		$16.24	$18.51	$17.01	(1)

Income (loss) from investment operations:
Net investment loss(2)	(0.12)		(0.12)	(0.16)	(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.87)		(1.22)	(2.11)	1.65

Total from investment operations	(0.99)		(1.34)	(2.27)	1.50

Less distributions paid:
From net investment income	—		—	—	(0.00	)(3)

Total distributions paid	—		—	—	(0.00)

Net Asset Value, End of Period	$13.91		$14.90	$16.24	$18.51

Total Return(4)(5)	(6.64)%		(8.25)%	(12.26)%	8.82	%(6)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$9,261		$39,145	$114,755	$197,245

Ratio of expenses to average net assets:(7)
Before waivers and reimbursements of expenses	2.83%		2.26%	2.41%	2.58%
Excluding dividend and interest expense on short positions	1.64%		1.56%	1.54%	1.54%
After waivers and reimbursements or recoupment of expenses	2.83	%(10)	2.26%	2.41%	2.58%
Excluding dividend and interest expense on short positions	1.64	%(10)	1.56%	1.54%	1.54%

Ratio of net investment loss to average net assets:(7)(8)
Before waivers and reimbursements of expenses	(1.75)%		(0.74)%	(0.91)%	(1.46)%
After waivers and reimbursements or recoupment of expenses	(1.75)%		(0.74)%	(0.91)%	(1.46)%

Portfolio turnover rate(5)(9)	58.84%		93.00%	98.00%	32.00%

*	Inception date.
(1)	Based on the net asset value of Class I shares as of May 31, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Rounds to less than 0.5 cent per share.
(4)

Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Based on net asset value, which does not reflect the applicable sales charges.

(5)	Not annualized for periods less than one year.
(6)	Total investment return may reflect adjustments to conform to generally accepted accounting principals.
(7)	Annualized for periods less than one year.
(8)	The net investment loss ratios include dividend and interest expense on short positions.
(9)	Consists of long-term investments only; excludes securities sold short and derivative instruments.
(10)	Effective after the close of business on April 8, 2016 the Class P shares were subject to an expense limitation cap of 1.56%.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Notes to Financial Statements

June 30, 2016 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Marketfield Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

The Fund currently offers seven classes of shares. Class I shares commenced operations on July 31, 2007. Class A, Investor Class, Class C and Class R2 shares commenced operations on October 5, 2012. Class R6 shares commenced operations on June 17, 2013. Class P shares commenced operations on May 31, 2013. Class A and Investor Class shares are subject to an initial maximum sales charge of 5.50% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus. A contingent deferred sales charge (“CDSC”) is imposed on certain redemptions of Class A and Investor Class shares made within one year of the date of purchase. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on redemptions made within 12 months of the date of purchase of Class C shares. Class I, Class R2, Class R6, and Class P shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Class A shares may convert to Investor Class shares and Investor Class shares may convert to Class A shares. In addition, you generally may elect on a voluntary basis to convert your Investor Class, Class A or Class C shares that are no longer subject to a CDSC into Class A or Class I shares of the Fund, subject to satisfying the eligibility requirements of Class A or Class I shares. Also, you generally may elect on a voluntary basis to convert your Investor Class, Class A or Class C shares that are no longer subject to a CDSC, or Class I or Class R2 shares, into Class R6 shares of the Fund, subject to satisfying the eligibility requirements of Class R6 shares. The seven classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fee rates than Class A, Investor Class and Class R2 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R6, and Class P shares are not subject to a distribution and/or service fee. Class R2 shares are subject to a shareholder service fee under a separate shareholder servicing plan. This is in addition to any fees paid under the distribution plan, where applicable.

Pursuant to a reorganization that took place after the close of business on April 8, 2016 (the “Reorganization”), the Fund is the successor to the MainStay Marketfield Fund, a series of the MainStay Fund Trust (the “Predecessor Fund”). The Predecessor Fund and the Fund have the same investment objectives and strategies and substantially the same investment policies.

The Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange including options and futures contracts, is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

prices by an approved pricing service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and ask prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued and will generally be classified as Level 2. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Debt securities, including short-term instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supported by a Pricing Service. Pricing Services may use valuation methodologies such as the mean between the bid and ask prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Quotations will be valued at the mean between the bid and the offer. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Over-the-counter option contracts on securities, currencies and other financial instruments with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer. Futures contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. If a price provided by a Pricing Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2016:

	Level 1	Level 2	Level 3(3)	Total
Assets:
Common Stocks(1)	$765,234,986	$—	$—	$765,234,986
Exchange-Traded Funds	214,213,091	—	—	214,213,091
Purchased Options	5,966,000	—	—	5,966,000
Real Estate Investment Trusts	48,491,660	—	—	48,491,660
Short-Term Investments	96,925,495	—	—	96,925,495

Total Assets	$1,130,831,232	$—	$—	$1,130,831,232

Liabilities:
Common Stock	$141,665,320	$—	$—	$141,665,320
Exchange-Traded Funds	149,852,649	—	—	149,852,649
Master Limited Partnerships	11,963,051	—	—	11,963,051
Real Estate Investment Trusts	61,753,894	—	—	61,753,894

Total Liabilities	$365,234,914	$—	$—	$365,234,914

Other Financial Instruments(2)
Forwards	$—	$(7,376,163)	$—	$(7,376,163)
Futures	270,546	—	—	270,546
Swaps	—	(2,509,414)	—	(2,509,414)

Total Other Financial Instruments	$270,546	$(9,885,577)	$—	$(9,615,031)

(1)	See the Schedule of Investments for industry/geographic classifications.
(2)	Reflected at the net unrealized appreciation on the contracts held.

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

(3)

The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the six months ended June 30, 2016, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value is not applicable.

It is the Fund’s policy to record transfers between levels at the end of the reporting period.

During the six months ended June 30, 2016, there were no transfers between levels for the Fund.

(b)	Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Derivative Instruments

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contracts and futures contracts during the period.

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of June 30, 2016:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Consolidated Statement of Assets & Liabilities Location	Value	Consolidated Statement of Assets & Liabilities Location	Value
Equity Contracts — Options	Investments, at value	$5,966,000	Written options, at value	$—
Equity Contracts — Futures	Net assets — Unrealized appreciation*	270,546	Net assets — Unrealized depreciation*	—
Equity Contracts — Swaps	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	1,307,199
Foreign Exchange Contracts — Forward Currency Contracts	Unrealized appreciation on forward currency contracts	2,719,318	Unrealized depreciation on forward currency contracts	10,095,481
Credit Contracts — Swaps	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	1,202,215

Total		$8,955,864		$12,604,895

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current days variation margin is reported within the Statement of Assets and Liabilities

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 was as follows:

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Forward Exchange Contracts	$—	$—	$—	$—	$(12,413,944)	$(12,413,944)
Equity Contracts	(12,289,736)	5,277,708	(12,719,848)	568,087	—	(19,163,789)
Credit Contracts	—	—	—	(2,434,136)	—	(2,434,136)

Total	$(12,289,736)	$5,277,708	$(12,719,848)	$(1,866,049)	$(12,413,944)	$(34,011,869)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Foreign Exchange Contracts	$—	$—	$—	$—	$(1,219,344)	$(1,219,344)
Equity Contracts	7,565,332	(1,100,000)	1,046,714	(2,288,984)	—	5,223,062
Credit Contracts	—	—	—	(7,053,523)	—	(7,053,523)

Total	$7,565,332	$(1,100,000)	$1,046,714	$(9,342,507)	$(1,219,344)	$(3,049,805)

Options

The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to decreases in the value of the underlying instrument. Writing covered call options tends to decrease the Fund’s exposure to the underlying instrument. Writing uncovered call options increases the Fund’s exposure to loss in the event of increase in value of the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swaps, security or currency transaction to determine the realized gain or loss. Certain

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

options may be written with premiums to be determined on a future date. The Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Writing call options involves the risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Alternatively, purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

The Fund may purchase or write foreign currency options. Purchasing a foreign currency option gives the Fund the right, but not the obligation, to buy or sell a specified amount of the currency at a specified rate of exchange that may be exercised on or before the option’s expiration date. Writing a foreign currency option obligates the Fund to buy or sell a specified amount of foreign currency at a specified rate of exchange, and such option may be exercised on or before the option’s expiration date in exchange for an option premium. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The risks associated with writing a foreign currency put option is that the Fund may incur a loss if the value of the referenced foreign currency decreases and the option is exercised. The risks associated with writing a foreign currency call option is that if the value of the referenced foreign currency increases, and if the option is exercised, the Fund must either acquire the referenced foreign currency at the then higher price for delivery or, if the Fund already owns the referenced foreign currency, forego the opportunity for profit with respect to such foreign currency.

Transactions in options written during the six months ended June 30, 2016 were as follows:

Put Options	Contracts	Premiums
Outstanding, beginning of period	25,000	$1,300,000
Options written	70,000	4,879,993
Options terminated in closing transactions	(60,000)	(3,985,887)
Options expired	(35,000)	(2,194,106)

Outstanding, end of period	—	$—

As of June 30, 2016, the fair value of long positions which served as collateral for options written, as well as other derivative instruments including swaps, forwards and futures, and securities sold short was $427,662,160.

Transactions in purchased options during the period ended June 30, 2016 were as follows:

Contracts
Outstanding, beginning of period	750,025,000
Options purchased	334,010
Options terminated in closing transactions	(48,857,488)
Options expired	(701,389,522)

Outstanding, end of period	112,000

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

Futures	and Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked- to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the obligations for futures contracts or the market value of the instrument underlying the contract.

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets, with a value marked-to-market daily, sufficient to cover its potential obligations.

The average monthly notional amounts during the period were as follows:

	Futures Contracts	Forward Currency Contracts
Long	$9,000,149	$27,650,160
Short	$(62,707,306)	$(241,996,500)

Swap	Agreements

The Fund is subject to equity price, foreign exchange rate, credit, and volatility risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes to manage these risks. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss until contracts are closed or payments are received/paid and recognized as income. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk. The Fund’s maximum risk of loss from counterparty credit

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract- specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss.

For the period ended June 30, 2016, the Fund recorded net realized loss of $1,866,049 resulting from swap activity. The average monthly notional amount of swaps during the period was $257,433,751 for long positions and $0 for short positions.

(d)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex- dividend date as dividend or interest expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short.

(e)	Counterparty Credit Risk

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels or if the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

counterparty. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

At June 30, 2016, the Fund had deposits with Bank of America Merrill Lynch, Barclays Bank PLC, and Citibank N.A., (the “Brokers”), which served as collateral for derivative instruments and securities sold short. The Adviser determined, based on information available at the time, that the creditworthiness of each Broker is satisfactory. However, there is no guarantee that the Adviser’s determination is correct or will remain accurate.

(f)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended December 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2015, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended December 31, 2013.

(g)	Distributions to Shareholders

In general, the Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short- term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(h)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(j)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Rule 12b-1 distribution and service fees are expensed at 0.25% of average daily net assets of the

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

Class A, Class R2, and Investor Class shares and at 1.00% of average daily net assets of the Class C shares. Shareholder servicing plan fees are expensed at 0.10% of average daily net assets of the Class R2 shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(k)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less net foreign withholding tax, are recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method. Payments received on securities in default are recorded as return of capital.

(3)	Federal Tax Matters

As of December 31, 2015, the components of accumulated gain (loss) on a tax basis were as follows:

Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(586,938,643)	$(745,489)	$185,939,159	$(401,744,973)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments, Passive Foreign Investment Companies (PFICs), swaps and mark to market forward contracts. The other temporary difference is due to unsettled short sales not yet recognized for tax purposes.

At December 31, 2015, the Fund had capital losses of $586,938,643, which will be carried forward indefinitely to offset future realized capital gains. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended December 31, 2015.

The Fund utilized $236,309,624 of capital loss carryforwards during the year ended December 31, 2015.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2015, the following table shows the reclassifications made:

Undistributed Net Investment Income/(Loss)	Accumulated Net Gain/(Loss)	Paid In Capital
$25,425,359	$18,312,968	$(43,738,327)

The reclassifications for the Fund are primarily due to foreign currency gain (loss), net operating losses, swaps, PFICs and short sales.

(4)	Investment Adviser

Effective after the close of business on April 8, 2016, the Trust, on behalf of the Fund, has an Investment Advisory Agreement (the “Agreement”) with Marketfield Asset Management LLC (the “Adviser”) to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at an annual rate of the Fund’s average daily net assets as follows: 1.40% up to $7.5 billion; 1.38% from $7.5 billion to $15 billion; and 1.36% in excess of

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

$15 billion. For the period April 9, 2016 through June 30, 2016, the effective management fee rate (exclusive of any applicable waivers/reimbursements) was 1.40% and the Adviser earned fees in the amount of $4,636,239 from the Fund.

Prior to the close of business on April 8, 2016, New York Life Investment Management, LLC (“New York Life Investments”) served as the Predecessor Fund’s investment adviser and Marketfield Asset Management LLC served as the investment sub-adviser. The Predecessor Fund reimbursed New York Life Investments in an amount equal to a portion of the compensation of the Chief Compliance Officer of the Fund during the period January 1, 2016 through April 8, 2016. New York Life Investments voluntarily agreed to waive a portion of its management fee to ensure that it did not exceed 1.34% on average net assets in excess of $22.5 billion. For the period January 1, 2016 through April 8, 2016, the effective management fee rate (exclusive of any applicable waivers/reimbursements) was 1.40%. For the period January 1, 2016 through April 8, 2016, New York Life Investments earned fees from the Predecessor Fund in the amount of $7,650,956.

Effective after the close of business on April 8, 2016, the Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through April 11, 2019, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) do not exceed the Expense Limitation Cap as follows:

Class A	Investor Class	Class C	Class I	Class R2	Class R6	Class P
1.80%	1.82%	2.57%	1.56%	1.91%	1.43%	1.56%

Prior to the close of business on April 8, 2016, New York Life Investments had contractually agreed to waive fees and/or reimburse the Predecessor Fund’s expenses to the extent necessary to ensure that the Predecessor Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expense, brokerage, and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares did not exceed 1.56% of the Predecessor Fund’s average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the waivers per class that are subject to potential recovery expiring on:

	Class A	Investor Class	Class C	Class I	Class R2	Class R6	Class P
June 30, 2019	$199	$—	$181	$245,660	$2	$607	$7

(5)	Distribution Plan

Effective after close of business on April 8, 2016, the Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”), the Fund’s distributor and principal underwriter. Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a distribution fee of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for services to prospective Fund shareholder and distribution of Fund shares. Pursuant to the Class C Plan, Class C shares pay the Distributor a distribution fee of 0.75% of the average daily net assets of the Class C shares, along with a service fee of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee. As of and during the period ended June 30, 2016, the Fund

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

accrued and owed expenses related to the 12b-1 Plan as presented in the Statement of Operations and Statement of Assets and Liabilities, respectively, as follows:

	Fees Expensed	Fees Owed
Class A	$269,639	$83,746
Investor Class	$11,652	$4,257
Class C	$1,215,668	$312,658
Class R2	$5,810	$1,657

Effective after the close of business on April 8, 2016, the Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) on behalf of the Fund, which authorizes it to pay up to 0.10% of the average daily net assets attributable to Class R2 shares to other financial institutions for shareholder servicing. Shareholder Service Fees incurred and owed by the Fund for the six months ended June 30, 2016, were as follows:

	Fees Expensed	Fees Owed
Class R2	$2,324	$742

Prior to the close of business on April 8, 2016, the Predecessor Fund’s authorized distributor was NYLIFE Distributors LLC. NYLIFE Distributors LLC was paid distribution fees at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares and a distribution fee of 0.75% of the average daily net assets of the Class C shares, along with a service fee of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%

Prior to April 8, 2016, and in accordance with the Predecessor Fund’s Shareholder Services Plan for the Class R2 shares, New York Life Investments agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 shares. For its services, New York Life Investments received a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 shares. This was in addition to any fees paid under a distribution plan, where applicable. For the period January 1, 2016 through April 8, 2016, New York Life Investments earned fees from the Fund in the amount of $1,771.

(6)	Related Party Transactions

Effective after the close of business on April 8, 2016, U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals. USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian. The following table details the fees expensed for each service during the period April 9, 2016 through June 30, 3016, as well as the fees owed as of June 30, 2016.

	Fees Expensed During Fiscal Period		Fees Owed as of June 30, 2016
Administration and Fund Accounting	$168,734		$168,734
Pricing	1,909		1,909
Custody	33,137		96,433
Transfer Agent	124,799	(1)	134,234

(1)	This amount does not include sub-transfer agency fees, and therefore it does not agree to the amount on the Statement of Operations.

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

The Fund also has a line of credit with U.S. Bank (see Note 10).

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the period April 9, 2016 through June 30, 2016, the Fund was allocated $3,735 of the Trust’s Chief Compliance Officer fee. At June 30, 2016, the Fund owed fees of $3,735 to USBFS for Chief Compliance Officer’s services.

Prior to the close of business on April 8, 2016, State Street Bank and Trust Company (“State Street”) served as the Predecessor Fund’s fund administrator, fund accountant, and custodian. State Street was compensated by New York Life Investments for fund administration and fund accounting services. For the period January 1, 2016 through April 8, 2016, the Predecessor Fund incurred $100,401 in custody fees. NYLIM Service Company LLC served as the Fund’s transfer, dividend disbursing and shareholder servicing agent. NYLIM Service Company LLC had entered into an agreement with Boston Financial Data Services, Inc. (“BFDS”) in which BFDS performed certain transfer agent services on behalf of NYLIM Service Company LLC. For the period January 1, 2016 through April 8, 2016, the Predecessor Fund incurred $940,223 in transfer agency fees.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Class A
	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Shares sold	415,006	3,078,633
Shares redeemed	(8,475,406)	(32,893,413)
Shares Converted into Class A (See Note 1)	8,716	39,884
Shares Converted from Class A (See Note 1)	(204,846)	(112,989)

Net decrease	(8,256,530)	(29,887,885)

Investor Class
Shares sold	16,523	153,644
Shares redeemed	(455,841)	(307,614)
Shares Converted into Investor Class (See Note 1)	23,350	113,021
Shares Converted from Investor Class (See Note 1)	(8,577)	(39,884)

Net decrease	(424,545)	(80,833)

Class C
Shares sold	111,702	1,500,752
Shares redeemed	(8,133,496)	(42,770,016)

Net decrease	(8,021,794)	(41,269,264)

Class I
Shares sold	4,642,365	33,454,645
Shares redeemed	(59,731,486)	(354,330,368)
Shares Converted into Class I (See Note 1)	180,053	—

Net decrease	(54,909,068)	(320,875,723)

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015

Class R2
Shares sold	10,540	45,858
Shares redeemed	(147,255)	(436,326)
Shares Converted from Class R2 (See Note 1)	(139)	—

Net decrease	(136,854)	(390,468)

Class R6
Shares sold	166,902	84,539
Shares redeemed	(346,622)	(91,049)

Net decrease	(179,720)	(6,510)

Class P
Shares sold	34,196	1,535,831
Shares redeemed	(1,996,242)	(5,974,039)

Net decrease	(1,962,046)	(4,438,208)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities sold short and derivative instruments for the Fund for the period ended June 30, 2016 are detailed below.

Purchases
U.S. Government	$0
Other	718,279,813

$718,279,813

Sales
U.S. Government	$0
Other	1,222,487,567

$1,222,487,567

(9)	Beneficial Ownership

The benefical ownship, either directly or indirectly, of more than 25% of the votoing securities of a fund creates a presumtion of control of the fund, under Section 2(a)(9) of the 1940 Act. At June 30, 2016, the following entities held over 25% of the Fund’s shares outstanding for the benefit of their customers:

Class R2
Merrill Lynch Pierce Fenner & Smith	48%

Class R6
National Financial Services LLC	90%

Class P
National Financial Services LLC	74%

MARKETFIELD FUND

Notes to Financial Statements, continued

June 30, 2016 (Unaudited)

(10)	Line of Credit

Effective April 9, 2016, the Fund has a line of credit with maximum borrowing for the lesser of 33.33% of the fair value of unencumbered net assets of the Fund or $150,000,000, which expires on August 12, 2016. This line of credit is intended to provide short-term financing, if necessary, in connection with shareholder redemptions, and subject to certain restrictions and is secured by the Fund’s investments. Interest will be accrued at the prime rate of 3.50% as of June 30, 2016. The credit facility is with the Fund’s custodian, U.S. Bank. During the period April 9, 2016 — June 30, 2016, the Fund did not utilize the line of credit.

Prior to the close of business on April 8, 2016, the aggregate commitment amount was $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee was an annual rate of 0.10% of the average commitment amount payable quarterly, regardless of usage, to Bank of New York Mellon, who served as the agent to the syndicate. The commitment fee was allocated among the Fund and certain affiliated funds based upon their respective net assets and other factors. Interest on any revolving credit loan was charged based upon the Federal Funds Advances Rate or the one month London InterBank Offered Rate, whichever is higher. During the period January 1, 2016 — April 8, 2016, there were no borrowings made or outstanding with respect to the Fund.

(11)	Litigation

On December 23, 2014, Cynthia Ann Redus-Tarchis and others filed a complaint against New York Life Investments, the Predecessor Fund’s investment adviser, in the United States District Court for the District of New Jersey. The complaint was brought derivatively on behalf of the MainStay Marketfield Fund, and other series of Mainstay Funds Trust, and alleges that New York Life Investments violated Section 36(b) of the 1940 Act by charging excessive investment management fees. The plaintiffs seek monetary damages and other relief from New York Life Investments. New York Life Investments believes the case has no merit, and intends to vigorously defend the matter. On April 20, 2015, a second amended complaint was filed which, among other things, added MainStay High Yield Opportunities Fund as an additional Fund on whose behalf the complaint was brought. New York Life Investments filed a motion to dismiss the amended complaint. This motion was denied on October 28, 2015. New York Life Investments filed an answer to the amended complaint on November 30, 2015. Discovery in the case has commenced.

(12)	Subsequent Events

Effective August 3, 2016, the Fund’s line of credit was renewed through August 11, 2017.

The Board of Trustees (the “Board”) of the Trust, based upon the recommendation of the Adviser, approved closing the Investor Class, Class R2 and Class P shares of the Fund, effective as of August 14, 2016. Additionally, effective as of the close of business on August 15, 2016, the Fund converted its Investor Class shares into Class A shares of the Fund, and its Class R2 and Class P shares into Class I shares of the Fund.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

        The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on December 11, 2015 to consider the initial approval of an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Marketfield Fund (the “Fund”), a series of the Trust, and Marketfield Asset Management LLC (“Marketfield”), the Fund’s investment adviser. In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the investment advisory agreement. The Trustees also reviewed and discussed the Form ADV for Marketfield, as well as a summary of a due diligence questionnaire completed by Marketfield. The Trustees also considered other matters, including, but not limited to, the following: (1) the quality of services that would be provided to the Fund by Marketfield; (2) the fact that the Fund will benefit from the depth of investment talent and resources of Marketfield; (3) the proposed management fee structure under the Marketfield Advisory Agreement; (4) the fact that Marketfield has agreed to maintain an expense limitation agreement on behalf of the Fund; and (5) other factors deemed relevant. The Trustees also considered information provided by Marketfield relating to Marketfield’s code of ethics, proxy voting policy and overall compliance program with respect to providing investment advisory services to the Fund.

        The Board also noted that Mr. Michael Shaoul telephonically attended the December 11, 2015 meeting and provided information concerning the investment strategy and process which would be applied to select investments for the Fund, and had reviewed the background and qualifications of Mr. Shaoul and Mr. Michael Aronstein in serving as the Fund’s portfolio managers. The Trustees noted that at the December 11, 2015 meeting, Mr. Shaoul had reviewed the history of Marketfield and its operations and staff who would provide management and marketing services to the Fund, and provided detailed information concerning Marketfield’s marketing and distribution plans. The Board also noted that Marketfield’s telephonic presentation on December 11, 2015 included a discussion of Marketfield’s compliance program, including the qualifications of the firm’s CCO.

        In considering approval of the Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund. Based on its evaluation of information provided by Marketfield, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

        In considering the approval of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

        The Trustees considered the nature, extent and quality of services that would be provided by Marketfield to the Fund and the amount of time to be devoted by Marketfield’s staff to the Fund’s operations. The Trustees considered Marketfield’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at Marketfield who would be involved in the day-to-day activities of the Fund, including Michael Aronstein and Michael Shaoul who will serve as co-portfolio managers of the Fund. The Trustees reviewed the structure of Marketfield’s compliance program and Marketfield’s marketing goals and its commitment to the Fund and the information provided by Marketfield in response to the due diligence questionnaire as well as other information provided by Marketfield, which were included in the Meeting materials. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of Marketfield. The Trustees, in consultation with counsel to the Independent Trustees, reviewed a summary of Marketfield’s compliance program and received an affirmation from the Trust’s CCO that Marketfield’s compliance program was compliant with Rule 206(4)-7(a) promulgated under the Advisers Act. The Trustees concluded that Marketfield had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISER

        In assessing the portfolio management services to be provided by Marketfield, the Trustees reviewed the investment management experience of Mr. Aronstein and Mr. Shaoul, who would serve as the Fund’s co-portfolio managers. Because the Fund had not yet commenced operations and did not have its own performance history, the Trustees considered the performance of the MainStay Marketfield Fund, a fund sub-advised by Marketfield that had identical investment objectives and strategies as the Fund. As part of its review, the Trustees reviewed the performance of the Class I shares of the MainStay Marketfield Fund to a benchmark index (the S&P 500 Index). The Trustees examined the performance of the MainStay Marketfield Fund for the year-to-date period ended September 30, 2015 and for the one-year, three-year, five-year and since inception periods ended December 31, 2014. The Trustees noted the MainStay Marketfield Fund’s performance for each period lagged the benchmark, due in large part to the significant underperformance for the one-year period ended December 31, 2014.

        The Trustees concluded that the performance obtained by Marketfield as the sub-advisor for the MainStay Marketfield Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from Marketfield’s portfolio management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

        The Trustees then considered the cost of services and the structure of Marketfield’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees reviewed the related statistical information and other materials provided in the Meeting materials, including the comparative expenses, expense components and peer group selection. The Trustees considered data relating to the cost structure of the Fund relative to a peer group of U.S. open-end long/short equity funds, as compiled by Morningstar (the “Morningstar Peer Group”), which had been included in the Meeting materials. The Board considered the Fund’s proposed management fee of 1.40% for Fund assets less than $7.5 billion, noting that the fee fell in the fourth quartile for the Morningstar Peer Group, above the Morningstar Peer Group average fee of 1.07%, which fell in the third quartile. The Board further noted that Marketfield had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period from the Fund’s commencement of operations, so that the Fund’s total annual fund operating expenses do not exceed 1.56% for Class I shares, and the limit on total annual fund operating expenses for all other share classes would be equal to the total annual fund operating expense ratio for each class as of December 31, 2015. The proposed limit on annual fund operating expenses put the net expense ratio for the Fund’s Class I shares in the fourth quartile compared to the Morningstar Peer Group average of 1.36%, excluding Rule 12b-1 fees, which fell between the second and third quartiles. The Trustees also considered the overall profitability of Marketfield that may result from its management of the Fund, reviewing Marketfield’s audited consolidated financial statements. The Trustees also examined the level of profits that could be expected to accrue to Marketfield from the fees payable under the Agreement.

        The Trustees concluded that the Fund’s expenses and the fees to be paid to Marketfield were fair and reasonable in light of the comparative expense and management fee information and the investment management services to be provided to the Fund by Marketfield. The Trustees further concluded, based on a profitability analysis prepared by Marketfield, that Marketfield’s projected profit from sponsoring the Fund would not be excessive and would enable Marketfield to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

        The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the proposed management fees and the Fund’s expenses. The Trustees noted that the Fund’s management fee structure contains breakpoint reductions at certain asset levels and that such breakpoints would be reviewed on a regular basis. With respect to Marketfield’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were reasonable and reflected a sharing of economies of scale between Marketfield and the Fund at the Fund’s current asset level.

5.	BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

        The Trustees considered the direct and indirect benefits that could be received by Marketfield from its association with the Fund. The Trustees concluded that the benefits Marketfield may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

        The Trustees considered all of the foregoing factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement as being in the best interests of the Fund and its shareholders.

MARKETFIELD FUND

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

MARKETFIELD FUND

Additional Information

(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-236-4298.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Age: 61	Trustee	Indefinite Term; Since August 22, 2001	35	Professor and Chair, Department of Accounting, Marquette University (2004–present).	Independent Trustee, USA MUTUALS (an open-end investment company with five portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 59	Trustee	Indefinite Term; Since August 22, 2001	35	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986–present).	Independent Trustee, USA MUTUALS (an open-end investment company with five portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 73	Trustee	Indefinite Term; Since October 23, 2009	35	Retired (2011–present); Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–2011).	Independent Manager, Ramius IDF fund complex (two closed-end investment companies); Independent Trustee, Gottex Trust (an open-end investment company with one portfolio); Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed-end investment companies) (2010–2015); Independent Trustee, Gottex Multi-Alternatives fund complex (three closed-end investment companies) (2010–2015).

MARKETFIELD FUND

Additional Information (continued)

(Unaudited)

Interested Trustee and Officers
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	35	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with five portfolios).

John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 58	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004–present).	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 42	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002–present).	N/A

Anita M. Zagrodnik 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2014	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (January 2014–present); CCO (2003–2013) and Senior Vice President, Ariel Investments, LLC (2010–2013); Vice President, Ariel Investments, LLC (2003–2010).	N/A

Adam W. Smith 615 E. Michigan St. Milwaukee, WI 53202 Age: 34	Secretary	Indefinite Term; Since May 29, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–present); Research Associate, Vista360, LLC (2010–2012).	N/A

Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 34	Assistant Treasurer	Indefinite Term; Since July 21, 2011	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008–present).	N/A

Cullen O. Small 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Assistant Treasurer	Indefinite Term; Since January 22, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010–present).	N/A

Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Age: 28	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Officer, U.S. Bancorp Fund Services, LLC (2011–present).	N/A

MARKETFIELD FUND

Additional Information (continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Officer, U.S. Bancorp Fund Services, LLC (2010–present).	N/A

*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-800-311-6583. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-311-6583, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

MARKETFIELD FUND

Investment Adviser	Marketfield Asset Management LLC 60 East 42nd Street 36th Floor New York, New York 10165

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association Custody Operations 1555 North River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date	September 1, 2016

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Treasurer

Date	September 1, 2016

*	Print the name and title of each signing officer under his or her signature.